Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Income Statement [Abstract]
Revenue, net	[1]	$ 12,994	$ 14,572	$ 15,130
Cost of revenue		9,559	10,351	10,770
Gross profit		3,435	4,221	4,360
Operating expenses:
Research and development		1,627	1,646	1,661
Selling, general and administrative		997	788	813
Employee termination, asset impairment and other charges		345	176	95
Total operating expenses		2,969	2,610	2,569
Operating income		466	1,611	1,791
Other income (expense):
Interest income		26	14	15
Interest expense		(266)	(49)	(56)
Other income (expense), net		(73)	1	2
Total other expense, net		(313)	(34)	(39)
Income before income taxes		153	1,577	1,752
Income tax expense (benefit)		(89)	112	135
Net income (loss)		$ 242	$ 1,465	$ 1,617
Income per common share:
Basic (in dollars per share)		$ 1.01	$ 6.31	$ 6.88
Diluted (in dollars per share)		$ 1.00	$ 6.18	$ 6.68
Weighted average shares outstanding:
Basic (in shares)		239	232	235
Diluted (in shares)		242	237	242
Cash dividends declared per share		$ 2.00	$ 1.80	$ 1.25

[1]	Net revenue is attributed to geographic regions based on the ship-to location of the customer. License and royalty revenue is attributed to countries based upon the location of the headquarters of the licensee.